Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 3,104	$ 3,265
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,315	2,483	$ 2,487
Amortized cost, gross of reinsurance ceded [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,248	1,357
Amortized cost, gross of reinsurance ceded [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,067	1,126
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,640	2,718
Fair value [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,482	1,449
Fair value [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 1,158	$ 1,269